Restatement of Previously Issued Financial Statements (Details) - Schedule of consolidated balance sheet - USD ($)	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020
As Previously Reported [Member]
Condensed Financial Statements, Captions [Line Items]
Warrant liability
Total Liabilities	$ 13,401,040	$ 13,242,334	$ 13,150,000
Class A Common Stock (in Shares)	332,882,720	169	167
Additional paid-in capital	$ 5,407,195	$ 5,189,387	$ 5,001,029
Accumulated deficit	(408,237)	(190,427)	(2,062)
Total Stockholders’ Equity (deficit)	5,000,004	5,000,004	5,000,010
As Previously Reported [Member] | Class A Common Stock
Condensed Financial Statements, Captions [Line Items]
Class A common stock, subject to redemption		333,100,530	333,288,890
Balance Sheet as of December 31, 2020 (audited)
Shareholder’s equity Class A Common Stock	171
Adjustment [Member]
Condensed Financial Statements, Captions [Line Items]
Warrant liability	66,126,490	28,046,317	28,883,589
Total Liabilities	$ 66,126,490	$ 28,046,317	$ 28,883,589
Class A Common Stock (in Shares)	(66,126,490)	289	289
Additional paid-in capital	$ 38,860,281	$ 780,480	$ 1,617,752
Accumulated deficit	(38,860,942)	(780,769)	(1,618,041)
Total Stockholders’ Equity (deficit)
Adjustment [Member] | Class A Common Stock
Condensed Financial Statements, Captions [Line Items]
Class A common stock, subject to redemption		(28,046,317)	(28,883,589)
Balance Sheet as of December 31, 2020 (audited)
Shareholder’s equity Class A Common Stock	661
As Restated [Member]
Condensed Financial Statements, Captions [Line Items]
Warrant liability	66,126,490	28,046,317	28,883,589
Total Liabilities	$ 79,527,530	$ 41,288,651	$ 42,033,589
Class A Common Stock (in Shares)	266,756,230	458	456
Additional paid-in capital	$ 44,267,476	$ 5,969,867	$ 6,618,781
Accumulated deficit	(39,269,179)	(971,196)	(1,620,103)
Total Stockholders’ Equity (deficit)	5,000,004	5,000,004	5,000,010
As Restated [Member] | Class A Common Stock
Condensed Financial Statements, Captions [Line Items]
Class A common stock, subject to redemption		$ 305,054,213	$ 304,405,301
Balance Sheet as of December 31, 2020 (audited)
Shareholder’s equity Class A Common Stock	$ 832